Other Income (Tables)	6 Months Ended
Jun. 30, 2025
Other Income [Abstract]
Schedule of Other Income

Other income consists of the followings:

	For the six-month periods ended June 30,
	2024	2025	2025
	HK$	HK$	US$
Exchange gain on foreign currency translation, net	34,400	148,444	18,909
Others	11,264	988	126
Total	45,664	149,432	19,035